Provision for contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Nature of Liabilities

The amount and nature of the liabilities is summarized as follows:

	2018	2017
Civil	991	426
Labor	251	60

Total	1,242	486

The Group has the following civil and labor litigation involving risks of loss assessed by management as possible, based on the evaluation of the legal advisors, for which no provision for estimated possible losses was recognized:

	2018	2017
Civil	50,473	54,296
Labor	4,348	3,482

Total	54,821	57,778